UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10389
Investment Company Act File Number
Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Automobiles — 6.2%
Bayerische Motoren Werke AG	48,300	$3,706,884
Fiat SpA	78,400	760,799
Honda Motor Co., Ltd.	62,000	2,672,336
Nissan Motor Co., Ltd.	253,900	2,568,840

		$9,708,859

Beverages — 2.5%
Anheuser-Busch InBev NV ADR	26,400	$1,460,184
Central European Distribution Corp.(1)	20,800	477,152
Fomento Economico Mexicano SA de CV ADR	36,000	1,910,520

		$3,847,856

Capital Markets — 1.6%
3i Group PLC	195,000	$966,899
UBS AG(1)	83,900	1,502,175

		$2,469,074

Chemicals — 4.3%
Agrium, Inc.	33,200	$2,934,548
BASF SE	48,400	3,726,026

		$6,660,574

Commercial Banks — 12.9%
Banco Bradesco SA ADR	70,600	$1,335,752
Barclays PLC	412,000	1,929,585
BNP Paribas	43,300	3,231,849
BOC Hong Kong Holdings, Ltd.	692,500	2,239,149
DBS Group Holdings, Ltd.	402,300	4,743,769
HSBC Holdings PLC	160,000	1,744,487
Industrial & Commercial Bank of China, Ltd., Class H	1,862,730	1,394,088
Resona Holdings, Inc.	187,200	966,328
Societe Generale	39,700	2,564,345

		$20,149,352

Communications Equipment — 0.6%
AAC Acoustic Technologies Holdings, Inc.	350,000	$955,591

		$955,591

Diversified Financial Services — 1.3%
ORIX Corp.	21,200	$2,094,913

		$2,094,913

Diversified Telecommunication Services — 3.7%
BT Group PLC	1,047,800	$2,949,848
Koninklijke KPN NV	185,200	2,914,696

		$5,864,544

Electric Utilities — 0.8%
Hongkong Electric Holdings, Ltd.	189,500	$1,198,252

		$1,198,252

Electrical Equipment — 1.2%
ABB, Ltd. ADR(1)	82,900	$1,962,243

		$1,962,243

Electronic Equipment, Instruments & Components — 3.6%
FUJIFILM Holdings Corp.	125,600	$4,545,978

Security	Shares	Value
Hon Hai Precision Industry Co., Ltd.	272,480	$1,162,506

		$5,708,484

Energy Equipment & Services — 1.9%
OAO TMK GDR(1)	62,719	$1,261,916
Precision Drilling Corp.(1)	156,100	1,640,611

		$2,902,527

Food Products — 2.9%
Nestle SA	84,000	$4,538,165

		$4,538,165

Hotels, Restaurants & Leisure — 1.6%
Carnival PLC	26,500	$1,207,346
InterContinental Hotels Group PLC	61,100	1,288,511

		$2,495,857

Household Durables — 0.9%
Sony Corp.	43,000	$1,479,693

		$1,479,693

Household Products — 1.1%
Henkel AG & Co. KGaA	34,100	$1,755,219

		$1,755,219

Industrial Conglomerates — 7.7%
Cookson Group PLC(1)	263,700	$2,804,804
Keppel Corp., Ltd.	745,900	6,859,276
Siemens AG ADR	18,700	2,401,267

		$12,065,347

Insurance — 1.5%
Swiss Reinsurance Co., Ltd.	18,100	$1,034,704
Zurich Financial Services AG	4,800	1,312,397

		$2,347,101

Machinery — 3.4%
Atlas Copco AB	58,000	$1,262,068
Fiat Industrial SpA(1)	69,000	933,849
Volvo AB(1)	176,900	3,066,206

		$5,262,123

Media — 1.4%
Focus Media Holding, Ltd. ADR(1)	89,900	$2,239,409

		$2,239,409

Metals & Mining — 7.4%
Anglo American PLC ADR	107,400	$2,638,818
BHP Billiton PLC ADR	25,900	1,986,789
Thompson Creek Metals Co., Inc.(1)	182,600	2,472,404
Vale SA ADR	146,000	4,523,080

		$11,621,091

Office Electronics — 2.2%
Canon, Inc.	71,000	$3,494,884

		$3,494,884

Oil, Gas & Consumable Fuels — 9.2%
Afren PLC(1)	340,000	$790,154
CNOOC, Ltd.	840,000	1,871,970
HRT Participacoes em Petroleo SA(1)	1,700	1,854,045
Petroleo Brasileiro SA ADR	69,400	2,307,550
Rosneft Oil Co. GDR	333,900	2,856,401

Security	Shares	Value
Statoil ASA	45,000	$1,093,518
Total SA	62,400	3,651,417

		$14,425,055

Pharmaceuticals — 7.9%
AstraZeneca PLC ADR	43,100	$2,107,590
Genomma Lab Internacional SA de CV(1)	480,000	1,216,717
GlaxoSmithKline PLC ADR	48,500	1,762,005
Novartis AG	80,000	4,453,586
Novo Nordisk A/S, Class B	9,500	1,069,603
Sanofi-Aventis	25,100	1,715,402

		$12,324,903

Real Estate Management & Development — 1.5%
Brasil Brokers Participacoes SA	167,700	$814,883
Raven Russia, Ltd.	1,425,551	1,518,541

		$2,333,424

Semiconductors & Semiconductor Equipment — 0.6%
Infineon Technologies AG(1)	83,000	$879,239

		$879,239

Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SA	7,500	$1,170,363

		$1,170,363

Tobacco — 3.2%
British American Tobacco PLC	136,100	$5,026,550

		$5,026,550

Trading Companies & Distributors — 2.8%
Mitsubishi Corp.	39,000	$1,088,757
Mitsui & Co., Ltd.	195,000	3,291,514

		$4,380,271

Wireless Telecommunication Services — 3.2%
Turkcell Iletisim Hizmetleri AS ADR	158,000	$2,442,680
Vodafone Group PLC ADR	88,000	2,495,680

		$4,938,360

Total Common Stocks (identified cost $141,138,484)		$156,299,323

Short-Term Investments — 0.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(2)	$588	$588,287

Total Short-Term Investments (identified cost $588,287)		$588,287

Total Investments — 100.2% (identified cost $141,726,771)		$156,887,610

Other Assets, Less Liabilities — (0.2)%		$(333,498)

Net Assets — 100.0%		$156,554,112

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $117.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	19.0%	$29,699,066
Japan	14.2	22,203,243
Switzerland	9.4	14,803,270
Germany	8.0	12,468,635
France	7.9	12,333,376
Singapore	7.4	11,603,045
Brazil	6.9	10,835,310
Canada	4.5	7,047,563
Russia	3.6	5,636,858
China	3.5	5,505,467
Hong Kong	2.8	4,392,992
Sweden	2.8	4,328,274
Mexico	2.0	3,127,237
Netherlands	1.9	2,914,696
Turkey	1.5	2,442,680
Italy	1.1	1,694,648
Belgium	0.9	1,460,184
Taiwan	0.7	1,162,506
Norway	0.7	1,093,518
Denmark	0.7	1,069,603
United States	0.4	588,287
Poland	0.3	477,152

Total Investments	100.2%	$156,887,610

The Portfolio did not have any financial instruments outstanding at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$142,258,390

Gross unrealized appreciation	$15,775,619
Gross unrealized depreciation	(1,146,399)

Net unrealized appreciation	$14,629,220

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$2,239,409	$14,854,772		$—	$17,094,181
Consumer Staples	3,847,856	11,319,934		—	15,167,790
Energy	5,802,206	11,525,376		—	17,327,582
Financials	3,669,176	25,724,688		—	29,393,864
Health Care	5,086,312	7,238,591		—	12,324,903
Industrials	5,297,359	18,372,625		—	23,669,984
Information Technology	—	11,038,198		—	11,038,198
Materials	14,555,639	3,726,026		—	18,281,665
Telecommunication Services	4,938,360	5,864,544		—	10,802,904
Utilities	1,198,252	—		—	1,198,252

Total Common Stocks	$46,634,569	$109,664,754	*	$—	$156,299,323

Short-Term Investments	—	588,287		—	588,287

Total Investments	$46,634,569	$110,253,041		$—	$156,887,610

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011